Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Movement in Goodwill Balance
The movement in goodwill balance is given below:

	Year ended March 31,
	2021		2022
Balance at the beginning of the year	₹	131,012	₹	139,127
Translation adjustment		(1,357)		5,293
Acquisition through business combinations* (Refer to Note 7)		9,472		102,569

Balance at the end of the year	₹	139,127	₹	246,989

*
Acquisition through business combinations for the year ended March 31, 2021 and 2022 is after considering the
impact of
₹
 (72) and
₹
 116 towards changes in the purchase price allocation of acquisitions made during the year ended March 31, 2020 and 2021, respectively.

Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach
Goodwill recognized on business combinations is allocated to Cash Generating Units (CGUs), within the IT Services operating segment, which are expected to benefit from the synergies of the acquisitions.

	Year ended March 31,
CGUs	2021		2022
Americas 1	₹	64,573	₹	77,106
Americas 2		34,038		84,166
Europe		26,641		64,288
Asia Pacific Middle East Africa		13,875		21,429

	₹	139,127	₹	246,989

Summary of Movement in Intangible Assets
The movement in intangible assets is given below:

	Intangible assets
	Customer-related		Marketing-related		Total
Gross carrying value:
As at April 1, 2020	₹	32,490	₹	6,698	₹	39,188
Acquisition through business combinations (Refer to Note 7)		2,460		828		3,288
Deductions/ a djustments		(8,568)		(5,756)		(14,324)
Translation adjustment		(56)		(159)		(215)

As at March 31, 2021	₹	26,326	₹	1,611	₹	27,937
Accumulated amortization/ impairment:
As at April 1, 2020	₹	17,898	₹	4,928	₹	22,826
Amortization and impairment *		5,060		1,548		6,608
Deductions/ a djustments		(8,568)		(5,756)		(14,324)
Translation adjustment		(142)		(116)		(258)

As at March 31, 2021	₹	14,248	₹	604	₹	14,852

Net carrying value as at March 31, 2021	₹	12,078	₹	1,007	₹	13,085

Gross carrying value:
As at April 1, 2021	₹	26,326	₹	1,611	₹	27,937
Acquisition through business combinations (Refer to Note 7)		27,834		9,814		37,648
Deductions/ a djustments		(11,984)		(215)		(12,199)
Translation adjustment		1,190		218		1,408

As at March 31, 2022	₹	43,366	₹	11,428	₹	54,794
Accumulated amortization/ impairment:
As at April 1, 2021	₹	14,248	₹	604	₹	14,852
Amortization and impairment *		6,872		1,338		8,210
Deductions/ a djustments		(11,984)		(215)		(12,199)
Translation adjustment		347		29		376

As at March 31, 2022	₹	9,483	₹	1,756	₹	11,239

Net carrying value as at March 31, 2022	₹	33,883	₹	9,672	₹	43,555

*
During the year ended March 31, 2021, a change in business strategy of a customer led to a significant decline in the revenue and earnings estimates, resulting in revision of recoverable value of customer-relationship intangible assets recognized on business combination. Further, the Company integrated certain brands acquired as part of a business combination, resulting in discontinuance of the acquired brands. Consequently, the Company has recognized impairment charge
₹
 1,879
for the year ended March 31, 2021 as part of amortization and impairment.

*
During the year ended March 31, 2021, due to change in our estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of
₹
 795.

Summary of Estimated Remaining Amortization Period for Intangible Assets Acquired on Acquisition
As at March 31, 2022, the net carrying value and the estimated remaining amortization period for intangible assets acquired on acquisition are as follows:

Acquisition	Net carrying value		Estimated remaining amortization period

Capco - customer-related intangible	₹	22,197	8.08 years
Capco - marketing-related intangible		7,477	9.08 years
Edgile, LLC		2,847	5.75 years
Ampion Holdings Pty Ltd		1,986	2.35 - 5.35 years
Vara Infotech Private Limited		1,596	4.5 - 7.5 years
Rational Interaction, Inc.		1,483	0.89 - 4.89 years
Eximius Design, LLC		1,313	1.9 - 5.4 years
4C NV		471	1.36 - 3.36 years
IVIA Serviços de Informática Ltda		332	3.37 years
International TechneGroup Incorporated		212	2.5 years
LeanSwift Solutions Inc.		148	0.75 - 2.25 years
Encore Theme Technologies Private Limited		117	1.7 - 3.71 years
Others		3,376	0.25 - 10.25 years

Total		43,555